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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Belgium 1.6%
Anheuser-Busch InBev SA/NV	63,386	7,172,433
Cayman Islands 0.4%
Pagseguro Digital Ltd., Class A(a)	63,053	1,761,701
China 2.0%
Alibaba Group Holding Ltd., ADR(a)	22,447	4,585,698
Tencent Holdings Ltd.	71,500	4,224,752
Total		8,810,450
France 2.0%
Elis SA	316,428	8,839,375
Germany 2.2%
Adidas AG	42,949	9,987,457
Hong Kong 4.7%
AIA Group Ltd.	2,463,000	21,037,727
India 7.3%
HDFC Bank Ltd.	573,454	18,687,998
Kotak Mahindra Bank Ltd.	801,068	13,945,603
Total		32,633,601
Ireland 1.8%
Ryanair Holdings PLC, ADR(a)	67,032	8,225,497
Japan 4.8%
Keyence Corp.	27,500	16,805,455
Nihon M&A Center, Inc.	80,100	4,779,484
Total		21,584,939
Netherlands 6.3%
RELX NV	865,980	19,261,442
Unilever NV-CVA	159,470	9,236,230
Total		28,497,672
Singapore 1.9%
Broadcom Ltd.	35,052	8,693,948
South Korea 2.0%
Samsung Electronics Co., Ltd.	3,836	8,965,992
Sweden 1.0%
Atlas Copco AB, Class B	111,227	4,641,104
United Kingdom 13.1%
Aon PLC	111,956	15,916,784
Common Stocks (continued)
Issuer	Shares	Value ($)
British American Tobacco PLC	317,909	21,752,144
Compass Group PLC	361,058	7,600,007
InterContinental Hotels Group PLC	85,453	5,717,088
Reckitt Benckiser Group PLC	81,055	7,829,294
Total		58,815,317
United States 47.5%
Activision Blizzard, Inc.	124,835	9,254,019
Adobe Systems, Inc.(a)	38,625	7,715,730
Alphabet, Inc., Class A(a)	19,196	22,693,895
Amazon.com, Inc.(a)	8,897	12,908,568
Boston Scientific Corp.(a)	521,810	14,589,808
Centene Corp.(a)	81,073	8,694,268
Charles Schwab Corp. (The)	114,506	6,107,750
Charter Communications, Inc., Class A(a)	14,404	5,433,909
Comcast Corp., Class A	154,426	6,567,738
Cooper Companies, Inc. (The)	36,956	9,042,024
Estee Lauder Companies, Inc. (The), Class A	57,909	7,815,399
Facebook, Inc., Class A(a)	39,348	7,353,748
Intercontinental Exchange, Inc.	88,426	6,529,376
MACOM Technology Solutions Holdings, Inc.(a)	125,882	3,914,930
MasterCard, Inc., Class A	133,075	22,489,675
Microsoft Corp.	233,038	22,140,940
PepsiCo, Inc.	50,125	6,030,037
Thermo Fisher Scientific, Inc.	61,630	13,811,899
UnitedHealth Group, Inc.	36,978	8,755,651
Visa, Inc., Class A	90,194	11,204,801
Total		213,054,165
Total Common Stocks (Cost $337,768,321)		442,721,378

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	5,881,520	5,881,520
Total Money Market Funds (Cost $5,881,194)		5,881,520
Total Investments (Cost $343,649,515)		448,602,898
Other Assets & Liabilities, Net		271,408
Net Assets		$448,874,306

Columbia Select Global Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	5,709,951	33,299,014	(33,127,445)	5,881,520	(458)	326	24,360	5,881,520
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
2	Columbia Select Global Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	7,172,433	—	—	7,172,433
Cayman Islands	1,761,701	—	—	—	1,761,701
China	4,585,698	4,224,752	—	—	8,810,450
France	—	8,839,375	—	—	8,839,375
Germany	—	9,987,457	—	—	9,987,457
Hong Kong	—	21,037,727	—	—	21,037,727
India	—	32,633,601	—	—	32,633,601
Ireland	8,225,497	—	—	—	8,225,497
Japan	—	21,584,939	—	—	21,584,939
Netherlands	—	28,497,672	—	—	28,497,672
Singapore	8,693,948	—	—	—	8,693,948
South Korea	—	8,965,992	—	—	8,965,992
Sweden	—	4,641,104	—	—	4,641,104
United Kingdom	15,916,784	42,898,533	—	—	58,815,317
United States	213,054,165	—	—	—	213,054,165
Total Common Stocks	252,237,793	190,483,585	—	—	442,721,378
Money Market Funds	—	—	—	5,881,520	5,881,520
Total Investments	252,237,793	190,483,585	—	5,881,520	448,602,898
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Select Global Equity Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Contrarian Europe Fund (formerly Columbia European Equity Fund), January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Belgium 4.5%
Anheuser-Busch InBev SA/NV	76,098	8,610,857
KBC Group NV	115,072	11,057,953
Total		19,668,810
Denmark 2.9%
Novo Nordisk A/S, Class B	225,148	12,522,203
Finland 1.9%
Sampo OYJ, Class A	145,574	8,453,086
France 14.4%
Airbus Group SE	62,259	7,150,032
Amundi SA	114,710	10,823,781
BNP Paribas SA	138,309	11,436,385
Dassault Systemes	92,591	10,677,144
Essilor International Cie Generale d’Optique SA	44,951	6,384,538
Eurazeo SA	21,751	2,288,669
LVMH Moet Hennessy Louis Vuitton SE	28,765	9,021,149
VINCI SA	43,167	4,662,676
Total		62,444,374
Germany 12.4%
Adidas AG	38,425	8,935,436
Allianz SE, Registered Shares	51,781	13,082,748
Continental AG	21,896	6,570,608
Fresenius Medical Care AG & Co. KGaA	117,349	13,549,599
LANXESS AG	53,107	4,629,954
SAP SE	61,778	6,966,703
Total		53,735,048
Ireland 6.9%
Kingspan Group PLC	188,411	8,701,884
Ryanair Holdings PLC, ADR(a)	120,287	14,760,418
Smurfit Kappa Group PLC	179,292	6,292,912
Total		29,755,214
Italy 5.4%
Moncler SpA	157,074	5,175,703
Pirelli & C. SpA(a),(b)	480,986	4,634,024
Prysmian SpA	163,152	5,740,587
UniCredit SpA(a)	348,476	7,677,812
Total		23,228,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.8%
ASML Holding NV	64,887	13,147,463
Ferrari NV	35,537	4,237,376
ING Groep NV	499,536	9,817,747
RELX NV	490,706	10,914,461
Total		38,117,047
Norway 1.9%
DNB ASA	408,075	8,279,123
Spain 7.5%
Amadeus IT Group SA, Class A	115,494	8,959,103
Cellnex Telecom SA	218,570	5,902,200
Grifols SA	267,336	8,599,812
Industria de Diseno Textil SA	246,180	8,823,963
Total		32,285,078
Sweden 7.0%
Atlas Copco AB, Class A	244,603	11,469,792
Intrum Justitia AB	217,979	8,088,562
Volvo AB B Shares	523,808	10,692,333
Total		30,250,687
Switzerland 2.4%
Sika AG	1,207	10,458,721
United Kingdom 20.9%
3i Group PLC	491,334	6,497,636
British American Tobacco PLC	161,319	11,037,857
ConvaTec Group PLC(b)	2,652,613	7,615,481
John Wood Group PLC	628,592	5,781,654
Prudential PLC	457,909	12,392,085
Reckitt Benckiser Group PLC	88,805	8,577,885
Rio Tinto PLC	211,182	11,759,986
Sophos Group PLC(b)	483,799	4,396,299
St. James’s Place PLC	290,837	4,907,849
Unilever PLC	304,701	17,305,182
Total		90,271,914
Total Common Stocks (Cost $327,337,923)		419,469,431

Columbia Contrarian Europe Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Contrarian Europe Fund (formerly Columbia European Equity Fund), January 31, 2018 (Unaudited)
Preferred Stocks 1.8%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.8%
Henkel AG & Co. KGaA	—	54,451	7,612,168
Total Preferred Stocks (Cost $7,632,137)			7,612,168
Total Investments (c) (Cost $334,970,060)	427,081,599
Other Assets & Liabilities, Net	5,573,355
Net Assets	$432,654,954

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $16,645,804, which represents 3.85% of net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	2,139,499	19,805,706	(21,945,205)	—	404	—	12,837	—
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Europe Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Contrarian Europe Fund (formerly Columbia European Equity Fund), January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	19,668,810	—	—	19,668,810
Denmark	—	12,522,203	—	—	12,522,203
Finland	—	8,453,086	—	—	8,453,086
France	—	62,444,374	—	—	62,444,374
Germany	—	53,735,048	—	—	53,735,048
Ireland	14,760,418	14,994,796	—	—	29,755,214
Italy	—	23,228,126	—	—	23,228,126
Netherlands	—	38,117,047	—	—	38,117,047
Norway	—	8,279,123	—	—	8,279,123
Spain	—	32,285,078	—	—	32,285,078
Sweden	—	30,250,687	—	—	30,250,687
Switzerland	—	10,458,721	—	—	10,458,721
United Kingdom	—	90,271,914	—	—	90,271,914
Total Common Stocks	14,760,418	404,709,013	—	—	419,469,431
Preferred Stocks
Germany	—	7,612,168	—	—	7,612,168
Total Preferred Stocks	—	7,612,168	—	—	7,612,168
Total Investments	14,760,418	412,321,181	—	—	427,081,599
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Contrarian Europe Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Cayman Islands 1.4%
Pagseguro Digital Ltd., Class A(a)	501,812	14,020,627
Secoo Holding Ltd., ADR(a)	269,787	3,893,027
Total		17,913,654
China 0.4%
Ctrip.com International Ltd., ADR(a)	37,700	1,763,606
JD.com, Inc., ADR(a)	64,200	3,160,566
Total		4,924,172
Israel 1.7%
Mellanox Technologies Ltd.(a)	48,800	3,169,560
Orbotech Ltd.(a)	344,314	18,338,163
Total		21,507,723
Singapore 5.4%
Broadcom Ltd.	272,396	67,562,380
South Korea 1.9%
Hugel, Inc.(a)	28,436	15,032,645
SK Hynix, Inc.	115,467	7,926,209
Total		22,958,854
United States 87.7%
Adobe Systems, Inc.(a)	25,600	5,113,856
Alphabet, Inc., Class A(a)	22,800	26,954,616
Alphabet, Inc., Class C(a)	27,143	31,755,681
Apple, Inc.	357,885	59,920,686
Applied Materials, Inc.	802,000	43,011,260
Arista Networks, Inc.(a)	25,001	6,895,776
Arris International PLC(a)	738,175	18,675,828
Cavium, Inc.(a)	260,299	23,109,345
Comcast Corp., Class A	223,200	9,492,696
Cornerstone OnDemand, Inc.(a)	119,400	4,910,922
Cypress Semiconductor Corp.	591,169	10,221,312
DXC Technology Co.	119,792	11,925,294
eBay, Inc.(a)	558,900	22,680,162
Electronics for Imaging, Inc.(a)	669,802	19,585,010
Euronet Worldwide, Inc.(a)	82,674	7,760,608
Facebook, Inc., Class A(a)	115,700	21,623,173
Fidelity National Information Services, Inc.	37,300	3,818,028
Fortinet, Inc.(a)	317,793	14,631,190
GoDaddy, Inc., Class A(a)	49,457	2,731,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Inphi Corp.(a)	512,225	15,300,161
Integrated Device Technology, Inc.(a)	925,329	27,667,337
Lam Research Corp.	517,293	99,071,955
Lattice Semiconductor Corp.(a)	2,076,726	13,519,486
LogMeIn, Inc.	83,077	10,451,087
Lumentum Holdings, Inc.(a)	65,600	3,037,280
Marvell Technology Group Ltd.	804,900	18,778,317
Maxim Integrated Products, Inc.	443,866	27,075,826
Microchip Technology, Inc.	363,300	34,593,426
Micron Technology, Inc.(a)	1,909,300	83,474,596
Microsoft Corp.	129,300	12,284,793
Nuance Communications, Inc.(a)	2,269,957	40,427,934
Okta, Inc.(a)	39,709	1,169,430
ON Semiconductor Corp.(a)	475,704	11,768,917
Oracle Corp.	683,400	35,256,606
PayPal Holdings, Inc.(a)	94,526	8,064,958
Qorvo, Inc.(a)	645,404	46,320,645
SailPoint Technologies Holding, Inc.(a)	127,671	2,135,936
Salesforce.com, Inc.(a)	120,433	13,718,523
Splunk, Inc.(a)	61,600	5,689,992
Synaptics, Inc.(a)	599,870	25,998,366
Synopsys, Inc.(a)	471,411	43,657,373
Teradyne, Inc.	718,654	32,943,099
TiVo Corp.	1,022,100	14,258,295
Travelport Worldwide Ltd.	313,603	4,268,137
Verint Systems, Inc.(a)	145,100	6,057,925
Visa, Inc., Class A	252,500	31,368,075
Western Digital Corp.	464,900	41,366,802
Xerox Corp.	989,900	33,785,287
Zendesk, Inc.(a)	16,058	618,554
Zynga, Inc., Class A(a)	249,100	891,778
Total		1,089,837,849
Total Common Stocks (Cost $793,459,225)		1,224,704,632

Columbia Seligman Global Technology Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2018 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	24,965,736	24,965,736
Total Money Market Funds (Cost $24,964,292)		24,965,736
Total Investments (Cost $818,423,517)		1,249,670,368
Other Assets & Liabilities, Net		(6,201,567)
Net Assets		$1,243,468,801
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	31,818,736	85,543,902	(92,396,902)	24,965,736	(606)	494	60,958	24,965,736
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Cayman Islands	17,913,654	—	—	—	17,913,654
China	4,924,172	—	—	—	4,924,172
Israel	21,507,723	—	—	—	21,507,723
Singapore	67,562,380	—	—	—	67,562,380
South Korea	—	22,958,854	—	—	22,958,854
United States	1,089,837,849	—	—	—	1,089,837,849
Total Common Stocks	1,201,745,778	22,958,854	—	—	1,224,704,632
Money Market Funds	—	—	—	24,965,736	24,965,736
Total Investments	1,201,745,778	22,958,854	—	24,965,736	1,249,670,368
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Seligman Global Technology Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Contrarian Asia Pacific Fund (formerly Columbia Asia Pacific Ex-Japan Fund), January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 93.9%
Issuer	Shares	Value ($)
Australia 9.3%
Aristocrat Leisure Ltd.	27,369	525,865
BHP Billiton Ltd.	41,909	1,024,891
Caltex Australia Ltd.	18,350	513,616
LendLease Group	34,923	443,782
Macquarie Group Ltd.	5,316	441,106
QBE Insurance Group Ltd.	48,856	423,569
Westpac Banking Corp.	25,937	646,219
Total		4,019,048
Cayman Islands 5.0%
Baozun, Inc., ADR(a)	21,132	823,091
CK Asset Holdings Ltd.	39,000	371,109
MGM China Holdings Ltd.	145,200	446,464
Wynn Macau Ltd.	148,800	525,697
Total		2,166,361
China 37.0%
Alibaba Group Holding Ltd., ADR(a)	14,230	2,907,047
Bank of China Ltd., Class H	3,423,000	2,051,522
BBMG Corp., Class H	1,293,000	641,649
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	845,000	516,334
Brilliance China Automotive Holdings Ltd.	268,000	681,373
China Construction Bank Corp., Class H	1,685,380	1,934,937
CSPC Pharmaceutical Group Ltd.	174,000	385,456
Guangdong Investment Ltd.	328,000	487,658
Minth Group Ltd.	60,000	337,866
NetEase, Inc., ADR	1,010	323,361
New Oriental Education & Technology Group, Inc., ADR	4,007	369,004
Ping An Insurance Group Co. of China Ltd., Class H	136,500	1,607,696
Sinopec Kantons Holdings Ltd.	1,370,000	872,952
Tencent Holdings Ltd.	47,800	2,824,380
Total		15,941,235
Hong Kong 5.5%
AIA Group Ltd.	136,800	1,168,478
BOC Hong Kong Holdings Ltd.	76,000	387,605
Power Assets Holdings Ltd.	50,000	444,347
Sun Hung Kai Properties Ltd.	22,000	380,354
Total		2,380,784
Common Stocks (continued)
Issuer	Shares	Value ($)
India 5.4%
Adani Ports & Special Economic Zone	48,943	328,943
HDFC Bank Ltd.	17,286	563,325
ICICI Bank Ltd.	79,036	437,249
Mahindra & Mahindra Ltd.	38,059	455,714
Reliance Industries Ltd.	34,429	519,487
Reliance Nippon Life Asset Management Ltd.(b)	630	2,818
Total		2,307,536
Malaysia 1.9%
CIMB Group Holdings Bhd	244,400	454,035
Malaysia Airports Holdings Bhd	156,000	362,209
Total		816,244
Philippines 0.9%
Metropolitan Bank & Trust Co.	195,964	379,853
Singapore 3.4%
DBS Group Holdings Ltd.	52,532	1,054,375
SATS Ltd.	99,900	420,096
Total		1,474,471
South Korea 14.1%
E-MART, Inc., Class L	1,164	316,276
Hana Financial Group, Inc.	7,187	350,222
KB Financial Group, Inc.	7,600	477,949
LG Chem Ltd.	1,210	489,409
LG Innotek Co., Ltd.	4,223	494,099
PearlAbyss Corp.(a)	2,174	511,410
Samsung Electronics Co., Ltd.	1,060	2,477,568
Samsung Life Insurance Co., Ltd.	2,730	329,731
Samsung SDI Co., Ltd.	3,299	608,123
Total		6,054,787
Taiwan 9.4%
Cathay Financial Holding Co., Ltd.	169,000	316,044
Hon Hai Precision Industry Co., Ltd.	92,000	290,040
Largan Precision Co., Ltd.	7,113	974,895
MediaTek, Inc.	48,000	491,146
Taiwan Semiconductor Manufacturing Co., Ltd.	223,000	1,948,865
Total		4,020,990

Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Contrarian Asia Pacific Fund (formerly Columbia Asia Pacific Ex-Japan Fund), January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 2.0%
Bangkok Bank PCL	58,800	416,782
Kasikornbank PCL, Foreign Registered Shares	59,214	436,407
Total		853,189
Total Common Stocks (Cost $29,292,977)		40,414,498

Preferred Stocks 1.0%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 1.0%
Samsung SDI Co., Ltd.	—	4,897	432,073
Total Preferred Stocks (Cost $446,259)			432,073

Warrants 3.8%
Issuer	Shares	Value ($)
China 3.8%
Hangzhou Hikvision Digital Technology Co., Ltd(a),(c)	43,988	278,419
Inner Mongolia Yili Industrial Group Co., Ltd(a),(c)	101,992	552,824
Midea Group Co., Ltd.(a)	47,499	451,279
Wuliangye Yibin Co., Ltd.(c)	25,743	345,275
Total		1,627,797
Total Warrants (Cost $1,158,262)		1,627,797

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(d),(e)	253,013	253,013
Total Money Market Funds (Cost $253,013)		253,013
Total Investments (Cost $31,150,511)		42,727,381
Other Assets & Liabilities, Net		312,822
Net Assets		$43,040,203

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $2,818, which represents 0.01% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,176,518, which represents 2.73% of net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	236,167	12,211,955	(12,195,109)	253,013	136	—	2,709	253,013
2	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Contrarian Asia Pacific Fund (formerly Columbia Asia Pacific Ex-Japan Fund), January 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Contrarian Asia Pacific Fund (formerly Columbia Asia Pacific Ex-Japan Fund), January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	4,019,048	—	—	4,019,048
Cayman Islands	823,091	1,343,270	—	—	2,166,361
China	3,599,412	12,341,823	—	—	15,941,235
Hong Kong	—	2,380,784	—	—	2,380,784
India	—	2,307,536	—	—	2,307,536
Malaysia	—	816,244	—	—	816,244
Philippines	—	379,853	—	—	379,853
Singapore	—	1,474,471	—	—	1,474,471
South Korea	—	6,054,787	—	—	6,054,787
Taiwan	—	4,020,990	—	—	4,020,990
Thailand	—	853,189	—	—	853,189
Total Common Stocks	4,422,503	35,991,995	—	—	40,414,498
Preferred Stocks
South Korea	—	432,073	—	—	432,073
Total Preferred Stocks	—	432,073	—	—	432,073
Warrants
China	—	1,627,797	—	—	1,627,797
Total Warrants	—	1,627,797	—	—	1,627,797
Money Market Funds	—	—	—	253,013	253,013
Total Investments	4,422,503	38,051,865	—	253,013	42,727,381
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.9%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	235,017	233,202
CLI Funding V LLC(a)
Series 2013-1A
03/18/2028	2.830%	300,400	294,127
SBA Tower Trust(a)
04/10/2018	2.240%	900,000	899,734
TAL Advantage V LLC(a)
Series 2013-1A Class A
02/22/2038	2.830%	266,875	262,060
Total			1,689,123
Total Asset-Backed Securities — Non-Agency (Cost $1,704,037)			1,689,123

Commercial Mortgage-Backed Securities - Agency 0.8%

United States 0.8%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/2046	1.700%	348,259	329,405
Total Commercial Mortgage-Backed Securities - Agency (Cost $345,171)			329,405

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

United States 3.3%
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	949,515	955,991
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	466,611	466,356
Total			1,422,347
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,416,088)			1,422,347

Corporate Bonds & Notes 32.7%

Australia 1.0%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	425,000	422,678
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	7,000	7,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	20,000	19,654
10/15/2025	5.000%	36,000	36,042
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,951
12/01/2024	7.500%	10,000	10,511
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	5,000	5,333
01/15/2025	7.625%	17,000	18,695
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	7,000	7,193
Teck Resources Ltd.
07/15/2041	6.250%	41,000	47,337
Thomson Reuters Corp.
05/23/2043	4.500%	210,000	210,515
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	50,000	45,154
03/15/2024	7.000%	22,000	23,417
11/01/2025	5.500%	9,000	9,069
Videotron Ltd.(a)
06/15/2024	5.375%	39,000	41,632
04/15/2027	5.125%	6,000	6,219
Total			499,722
France 0.2%
SFR Group SA(a)
05/01/2026	7.375%	69,000	67,974
SPCM SA(a)
09/15/2025	4.875%	11,000	11,043
Total			79,017
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	7,000	7,352
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	45,000	46,140
Total			53,492
Ireland 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	30,000	32,242
02/15/2025	6.000%	13,000	13,443
Total			45,685
Italy 0.1%
Telecom Italia Capital SA
09/30/2034	6.000%	27,000	30,084

Columbia Global Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%	15,000	13,644
Total			43,728
Jersey 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	14,000	13,951
Luxembourg 0.0%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	17,000	16,330
INEOS Group Holdings SA(a)
08/01/2024	5.625%	7,000	7,189
Total			23,519
Mexico 1.2%
Cemex SAB de CV(a)
04/16/2026	7.750%	450,000	508,757
Netherlands 0.3%
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	21,000	21,528
Constellium NV(a)
05/15/2024	5.750%	16,000	16,352
03/01/2025	6.625%	13,000	13,675
Sensata Technologies BV(a)
10/01/2025	5.000%	20,000	20,814
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	20,000	19,682
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	20,000	19,855
Total			111,906
Panama 0.3%
Ena Norte Trust(a)
04/25/2023	4.950%	108,088	112,514
Ukraine 0.6%
MHP SE(a)
04/02/2020	8.250%	250,000	271,894
United Kingdom 0.8%
Ensco PLC
02/01/2026	7.750%	5,000	4,979
Sky PLC(a)
09/16/2024	3.750%	270,000	276,218
Virgin Media Finance PLC(a)
01/15/2025	5.750%	47,000	47,369
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	14,000	14,240
Total			342,806
United States 26.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	13,000	13,616
AES Corp.
05/15/2026	6.000%	11,000	11,761
09/01/2027	5.125%	12,000	12,581
Ally Financial, Inc.
05/19/2022	4.625%	14,000	14,428
09/30/2024	5.125%	4,000	4,225
03/30/2025	4.625%	14,000	14,402
11/01/2031	8.000%	9,000	11,481
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	20,000	20,426
Angus Chemical Co.(a)
02/15/2023	8.750%	24,000	24,625
APX Group, Inc.
09/01/2023	7.625%	7,000	7,480
Aramark Services, Inc.(a)
02/01/2028	5.000%	7,000	7,111
Asbury Automotive Group, Inc.
12/15/2024	6.000%	11,000	11,471
Ascend Learning LLC(a)
08/01/2025	6.875%	6,000	6,239
AT&T, Inc.
06/15/2045	4.350%	300,000	276,325
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	18,000	17,688
B&G Foods, Inc.
04/01/2025	5.250%	33,000	33,040
Beacon Escrow Corp.(a)
11/01/2025	4.875%	19,000	18,919
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	5,000	5,262
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	15,000	16,126
Boyd Gaming Corp.
04/01/2026	6.375%	9,000	9,649
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	85,000	84,199
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	9,000	8,948
CalAtlantic Group, Inc.
06/01/2026	5.250%	2,000	2,100
06/15/2027	5.000%	12,000	12,294

2	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	14,000	14,518
Calpine Corp.
01/15/2025	5.750%	17,000	16,135
Calpine Corp.(a)
06/01/2026	5.250%	2,000	1,961
Camelot Finance SA(a)
10/15/2024	7.875%	12,000	12,886
Cardinal Health, Inc.
06/15/2047	4.368%	50,000	49,593
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	8,000	7,997
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	47,000	50,907
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	41,000	40,011
05/01/2027	5.875%	24,000	24,726
CDK Global, Inc.(a)
06/01/2027	4.875%	6,000	6,023
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	15,000	15,687
Centene Corp.
01/15/2025	4.750%	6,000	6,092
Centennial Resource Production LLC(a)
01/15/2026	5.375%	5,000	5,078
CenturyLink, Inc.
03/15/2022	5.800%	8,000	7,807
12/01/2023	6.750%	32,000	31,199
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	15,000	15,064
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	13,000	13,229
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	24,000	25,471
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	6,000	4,267
03/31/2023	6.250%	20,000	18,490
CMS Energy Corp.
11/15/2025	3.600%	85,000	85,422
02/15/2027	2.950%	225,000	214,063
ConAgra Foods, Inc.
09/15/2022	3.250%	345,000	345,739
Continental Resources, Inc.
06/01/2024	3.800%	2,000	1,961
Core & Main LP(a)
08/15/2025	6.125%	7,000	7,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	6,000	6,037
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	21,000	21,226
CSC Holdings LLC(a)
10/15/2025	6.625%	29,000	31,006
10/15/2025	10.875%	13,000	15,490
02/01/2028	5.375%	13,000	12,967
CSX Corp.
11/01/2046	3.800%	65,000	63,675
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	7,000	7,214
03/15/2027	5.375%	10,000	10,400
DaVita, Inc.
05/01/2025	5.000%	30,000	29,892
Delek Logistics Partners LP(a)
05/15/2025	6.750%	13,000	13,145
Diamondback Energy, Inc.
11/01/2024	4.750%	6,000	6,077
05/31/2025	5.375%	34,000	35,254
DISH DBS Corp.
11/15/2024	5.875%	11,000	10,442
07/01/2026	7.750%	53,000	54,563
DTE Energy Co.
06/01/2024	3.500%	246,000	247,491
Duke Energy Carolinas LLC
03/15/2046	3.875%	45,000	46,084
Dynegy, Inc.
11/01/2024	7.625%	15,000	16,194
Dynegy, Inc.(a)
01/30/2026	8.125%	5,000	5,509
Eldorado Resorts, Inc.
04/01/2025	6.000%	18,000	18,796
Emera U.S. Finance LP
06/15/2046	4.750%	225,000	236,063
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	2,000	2,027
01/30/2028	5.750%	10,000	10,166
Energy Transfer Equity LP
06/01/2027	5.500%	66,000	69,626
Enterprise Products Operating LLC
02/15/2045	5.100%	150,000	171,096
Envision Healthcare Corp.(a)
12/01/2024	6.250%	10,000	10,544
Equinix, Inc.
01/15/2026	5.875%	24,000	25,481
05/15/2027	5.375%	37,000	38,828

Columbia Global Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	113,000	114,651
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	14,000	15,048
First Data Corp.(a)
12/01/2023	7.000%	24,000	25,316
Five Corners Funding Trust(a)
11/15/2023	4.419%	295,000	313,360
Freeport-McMoRan, Inc.
11/14/2024	4.550%	34,000	34,550
03/15/2043	5.450%	25,000	25,631
Frontier Communications Corp.
01/15/2023	7.125%	18,000	12,243
01/15/2025	6.875%	28,000	17,567
Gartner, Inc.(a)
04/01/2025	5.125%	24,000	24,990
Gates Global LLC/Co.(a)
07/15/2022	6.000%	29,000	29,689
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	24,000	25,680
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	9,000	9,463
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	13,000	13,375
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	7,000	7,258
Halcon Resources Corp.(a)
02/15/2025	6.750%	11,000	11,592
HCA, Inc.
04/15/2025	5.250%	33,000	34,594
06/15/2026	5.250%	14,000	14,664
02/15/2027	4.500%	26,000	25,922
Hertz Corp. (The)(a)
06/01/2022	7.625%	15,000	15,692
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	8,000	8,694
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	16,000	16,745
Hologic, Inc.(a)
10/15/2025	4.375%	13,000	13,004
02/01/2028	4.625%	4,000	4,000
HUB International Ltd.(a)
10/01/2021	7.875%	22,000	22,872
IHS Markit Ltd.(a)
02/15/2025	4.750%	23,000	23,945
03/01/2026	4.000%	5,000	4,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(a)
07/15/2023	7.125%	12,000	12,355
International Game Technology PLC(a)
02/15/2022	6.250%	43,000	46,124
Interval Acquisition Corp.
04/15/2023	5.625%	23,000	23,792
IRB Holding Corp.(a),(b)
02/15/2026	6.750%	4,000	4,044
Iron Mountain, Inc.(a)
09/15/2027	4.875%	7,000	6,709
03/15/2028	5.250%	15,000	14,583
iStar, Inc.
04/01/2022	6.000%	7,000	7,156
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	24,000	25,262
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	39,000	40,124
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	13,000	13,165
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	12,000	12,234
06/01/2027	4.750%	12,000	11,893
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	30,000	31,005
Kinder Morgan, Inc.
02/15/2046	5.050%	150,000	157,640
Koppers, Inc.(a)
02/15/2025	6.000%	6,000	6,338
L Brands, Inc.
02/01/2028	5.250%	3,000	2,965
11/01/2035	6.875%	15,000	15,399
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	8,000	8,112
11/01/2026	4.875%	23,000	23,424
Lennar Corp.(a)
11/29/2027	4.750%	17,000	17,191
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	500,000	518,774
Lithia Motors, Inc.(a)
08/01/2025	5.250%	3,000	3,097
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	10,000	10,198
Match Group, Inc.
06/01/2024	6.375%	25,000	27,065
Match Group, Inc.(a)
12/15/2027	5.000%	3,000	3,022

4	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/31/2025	6.750%	10,000	10,149
Meritage Homes Corp.
06/01/2025	6.000%	7,000	7,576
06/06/2027	5.125%	9,000	8,985
MetLife, Inc.
09/15/2023	4.368%	235,000	250,688
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	10,000	10,671
09/01/2026	4.500%	10,000	9,888
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	11,000	10,711
MGM Resorts International
12/15/2021	6.625%	23,000	25,106
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	11,000	11,023
Molson Coors Brewing Co.
07/15/2046	4.200%	80,000	79,712
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	31,000	33,285
MSCI, Inc.(a)
08/01/2026	4.750%	15,000	15,293
Multi-Color Corp.(a)
11/01/2025	4.875%	15,000	15,048
Nabors Industries, Inc.(a)
02/01/2025	5.750%	18,000	17,690
Navient Corp.
01/25/2022	7.250%	10,000	10,817
03/25/2024	6.125%	19,000	19,394
10/25/2024	5.875%	12,000	12,050
Netflix, Inc.
11/15/2026	4.375%	30,000	29,350
Netflix, Inc.(a)
04/15/2028	4.875%	31,000	30,727
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	16,000	15,769
NFP Corp.(a)
07/15/2025	6.875%	14,000	14,474
NGPL PipeCo LLC(a)
08/15/2022	4.375%	6,000	6,076
08/15/2027	4.875%	7,000	7,173
12/15/2037	7.768%	17,000	21,215
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	17,000	17,191
NiSource, Inc.
05/15/2047	4.375%	175,000	186,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
08/15/2024	6.250%	13,000	13,629
09/30/2026	5.875%	39,000	40,150
Novolex (a)
01/15/2025	6.875%	6,000	6,174
NRG Energy, Inc.
01/15/2027	6.625%	25,000	26,458
NRG Energy, Inc.(a)
01/15/2028	5.750%	4,000	4,005
NRG Yield Operating LLC
08/15/2024	5.375%	49,000	49,758
09/15/2026	5.000%	21,000	21,132
NuStar Logistics LP
04/28/2027	5.625%	12,000	12,545
Olin Corp.
02/01/2030	5.000%	9,000	9,025
Oracle Corp.
07/15/2046	4.000%	85,000	87,717
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	24,000	24,948
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	14,000	14,881
Pacific Gas & Electric Co.
02/15/2044	4.750%	129,000	139,344
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	29,000	29,275
10/15/2027	5.625%	2,000	2,051
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	23,000	24,206
PDC Energy, Inc.
09/15/2024	6.125%	30,000	31,202
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	400,000	408,141
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	13,000	13,463
Penske Automotive Group, Inc.
12/01/2024	5.375%	12,000	12,211
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	3,000	3,174
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	460,000	456,401
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	18,000	18,240
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	9,000	9,374

Columbia Global Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	5,000	4,892
03/01/2027	5.750%	44,000	44,070
01/15/2028	5.625%	10,000	9,981
PPL Capital Funding, Inc.
06/01/2023	3.400%	525,000	527,969
PQ Corp.(a)
11/15/2022	6.750%	24,000	25,675
12/15/2025	5.750%	9,000	9,290
Prestige Brands, Inc.(a)
03/01/2024	6.375%	26,000	26,778
Progress Energy, Inc.
04/01/2022	3.150%	1,325,000	1,325,873
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	13,000	13,502
PTC, Inc.
05/15/2024	6.000%	26,000	27,617
QEP Resources, Inc.
03/01/2026	5.625%	4,000	4,105
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	15,000	15,044
Quicken Loans, Inc.(a)
05/01/2025	5.750%	22,000	22,448
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	16,000	16,554
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	2,000	2,015
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	9,000	8,782
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	33,000	35,049
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	10,000	9,934
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	2,000	2,341
Rowan Companies, Inc.
01/15/2024	4.750%	6,000	5,446
RSP Permian, Inc.
01/15/2025	5.250%	44,000	45,744
SBA Communications Corp.
09/01/2024	4.875%	45,000	44,881
Scientific Games International, Inc.
12/01/2022	10.000%	28,000	30,693
Scientific Games International, Inc.(a),(c)
10/15/2025	5.000%	18,000	18,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	23,000	24,317
12/15/2026	5.250%	4,000	4,157
Scripps Networks Interactive, Inc.
06/15/2025	3.950%	255,000	253,615
Sempra Energy
06/15/2024	3.550%	235,000	237,535
06/15/2027	3.250%	110,000	107,081
SESI LLC(a)
09/15/2024	7.750%	5,000	5,367
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	9,000	9,294
07/15/2026	5.375%	6,000	6,139
08/01/2027	5.000%	23,000	22,869
SM Energy Co.
06/01/2025	5.625%	7,000	6,937
09/15/2026	6.750%	32,000	33,415
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	25,000	26,079
Southern Co. (The)
07/01/2046	4.400%	180,000	187,693
Spectrum Brands, Inc.
07/15/2025	5.750%	23,000	24,239
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,004
Springs Industries, Inc.
06/01/2021	6.250%	33,000	33,719
Sprint Corp.
02/15/2025	7.625%	44,000	45,639
Steel Dynamics, Inc.
09/15/2025	4.125%	5,000	4,967
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	4,000	4,076
02/15/2026	5.500%	7,000	7,137
03/15/2028	5.875%	4,000	4,086
Symantec Corp.(a)
04/15/2025	5.000%	19,000	19,347
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	7,000	7,157
01/15/2028	5.500%	9,000	8,986
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	41,000	41,734
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	33,000	32,663
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	15,000	15,899

6	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	180,000	185,109
Teleflex, Inc.
06/01/2026	4.875%	6,000	6,058
11/15/2027	4.625%	10,000	9,957
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	15,000	15,335
Tenet Healthcare Corp.
06/15/2023	6.750%	19,000	18,736
Tenet Healthcare Corp.(a)
05/01/2025	5.125%	11,000	10,854
08/01/2025	7.000%	6,000	5,911
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	21,000	20,688
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	42,000	45,515
02/01/2026	4.500%	6,000	6,026
02/01/2028	4.750%	7,000	7,026
TransDigm, Inc.
05/15/2025	6.500%	35,000	35,870
06/15/2026	6.375%	26,000	26,673
Transocean, Inc.(a)
01/15/2026	7.500%	4,000	4,179
United Rentals North America, Inc.
05/15/2027	5.500%	21,000	22,019
01/15/2028	4.875%	31,000	30,965
Univision Communications, Inc.(a)
02/15/2025	5.125%	12,000	11,640
Valvoline, Inc.
07/15/2024	5.500%	3,000	3,153
08/15/2025	4.375%	16,000	15,965
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	5,000	4,957
VeriSign, Inc.
04/01/2025	5.250%	24,000	25,418
07/15/2027	4.750%	12,000	12,121
Verizon Communications, Inc.
03/15/2055	4.672%	180,000	175,825
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	5,000	5,260
Weatherford International Ltd.
06/15/2021	7.750%	8,000	8,468
WellCare Health Plans, Inc.
04/01/2025	5.250%	25,000	26,143
WESCO Distribution, Inc.
06/15/2024	5.375%	9,000	9,258
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2024	4.550%		34,000	34,867
WPX Energy, Inc.
01/15/2022	6.000%		45,000	47,362
09/15/2024	5.250%		9,000	9,101
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%		11,000	10,902
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		33,000	33,523
Zekelman Industries, Inc.(a)
06/15/2023	9.875%		9,000	10,093
Total				11,472,133
Total Corporate Bonds & Notes (Cost $13,730,592)				14,009,334

Foreign Government Obligations(d),(e) 45.1%

Argentina 2.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		300,000	320,074
04/22/2026	7.500%		500,000	551,192
Total				871,266
Brazil 1.0%
Petrobras Global Finance BV
01/27/2021	5.375%		420,000	437,507
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		14,000	14,106
06/01/2027	5.250%		1,000	997
Total				15,103
Dominican Republic 2.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		700,000	841,240
Egypt 1.1%
Egypt Government International Bond(a)
01/31/2027	7.500%		400,000	447,822
Germany 1.9%
Bundesobligation (a),(f)
04/08/2022	0.000%	EUR	650,000	810,210
Honduras 0.7%
Honduras Government International Bond(a)
03/15/2024	7.500%		250,000	281,858

Columbia Global Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.0%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	283	505
Kazakhstan 0.6%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		250,000	256,421
Mexico 1.9%
Mexican Bonos
05/31/2029	8.500%	MXN	5,200,000	297,373
Petroleos Mexicanos
01/24/2022	4.875%		500,000	520,215
Total				817,588
Philippines 0.4%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		140,000	147,996
Romania 0.3%
Romanian Government International Bond(a)
01/22/2024	4.875%		100,000	108,428
Russian Federation 17.6%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		550,000	604,953
08/16/2037	7.288%		115,000	144,700
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	371,200,000	6,788,630
Total				7,538,283
Senegal 1.5%
Senegal Government International Bond(a)
07/30/2024	6.250%		600,000	639,595
Serbia 0.5%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	204,830
South Africa 6.1%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	34,000,000	2,629,543
South Korea 1.6%
Korea Treasury Bond
06/10/2026	1.875%	KRW	800,000,000	702,423
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 3.5%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	635,000	850,739
10/31/2044	5.150%	EUR	346,000	656,756
Total				1,507,495
United Kingdom 2.4%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	550,000	1,029,247
Total Foreign Government Obligations (Cost $17,624,142)				19,287,360

Residential Mortgage-Backed Securities - Non-Agency 1.1%

United States 1.1%
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A3
11/25/2037	3.705%		489,202	491,866
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $496,641)				491,866

Senior Loans 0.2%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.2%
Chesapeake Energy Corp.(h),(i)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.954%		22,759	24,338
DigiCert, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%		14,000	14,224
Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.443%		6,948	6,996
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.555%		20,202	18,939
UFC Holdings LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	9.067%		2,000	2,042
Total				66,539
Total Senior Loans (Cost $65,783)				66,539

8	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(j),(k)	1,784,252	1,784,252
Total Money Market Funds (Cost $1,784,184)		1,784,252
Total Investments (Cost $37,166,638)		39,080,226
Other Assets & Liabilities, Net		3,718,933
Net Assets		$42,799,159
At January 31, 2018, securities and/or cash totaling $1,514,318 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
573,221 USD	710,000 AUD	Citi	03/14/2018	—	(1,186)
142,969 USD	855,000 DKK	Citi	03/14/2018	40	—
475,230 USD	118,000,000 HUF	Citi	03/14/2018	—	(2,088)
167,246 USD	650,000 MYR	Citi	03/14/2018	—	(1,062)
174,897 USD	5,500,000 THB	Citi	03/14/2018	867	—
340,000 EUR	423,086 USD	Credit Suisse	03/14/2018	—	(105)
1,245,793 USD	1,536,000 CAD	Credit Suisse	03/14/2018	3,550	—
9,484,805 USD	7,620,000 EUR	Credit Suisse	03/14/2018	—	(348)
58,128 USD	450,000 NOK	Credit Suisse	03/14/2018	315	—
231,928 USD	1,832,000 SEK	Credit Suisse	03/14/2018	1,169	—
31,800,000 ZAR	2,661,233 USD	Credit Suisse	03/14/2018	—	(7,646)
1,639,000 GBP	2,328,118 USD	HSBC	03/06/2018	—	(1,620)
2,295,200 USD	1,639,000 GBP	HSBC	03/06/2018	34,538	—
38,000,000 JPY	349,031 USD	HSBC	03/14/2018	202	—
473,190,000 RUB	8,356,633 USD	HSBC	03/14/2018	—	(20,114)
7,434,717 USD	808,808,000 JPY	HSBC	03/14/2018	—	(10,094)
5,367,000 EUR	6,595,552 USD	Morgan Stanley	03/06/2018	—	(80,606)
953,000 NOK	124,123 USD	Morgan Stanley	03/06/2018	388	—
2,158,000 SEK	274,497 USD	Morgan Stanley	03/06/2018	94	—
1,289,036 USD	1,034,000 EUR	Morgan Stanley	03/06/2018	—	(2,815)
2,230,497 USD	17,512,000 NOK	Morgan Stanley	03/06/2018	43,207	—
6,632,329 USD	53,061,000 SEK	Morgan Stanley	03/06/2018	114,712	—
3,372,000 MXN	181,113 USD	Morgan Stanley	03/14/2018	1,074	—
281,126 USD	265,000 CHF	Morgan Stanley	03/14/2018	4,443	—
58,648 USD	79,000 NZD	Morgan Stanley	03/14/2018	—	(455)
2,992 USD	10,000 PLN	Morgan Stanley	03/14/2018	—	(2)
84,232 USD	110,000 SGD	Morgan Stanley	03/14/2018	—	(311)
165,000,000 KRW	154,826 USD	Standard Chartered	03/14/2018	440	—
110,000 GBP	156,276 USD	UBS	03/14/2018	—	(139)
1,358,044 USD	953,000 GBP	UBS	03/14/2018	—	(2,925)
Total				205,039	(131,516)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	124	03/2018	AUD	13,762,642	—	(56,169)
Euro-BTP	8	03/2018	EUR	1,110,348	—	(23,194)
Euro-Buxl 30-Year	14	03/2018	EUR	2,299,496	—	(52,400)
Columbia Global Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Japanese 10-Year Government Bond	1	03/2018	JPY	150,666,914	—	(4,669)
Long Gilt	5	03/2018	GBP	615,886	—	(15,338)
U.S. Treasury 5-Year Note	9	03/2018	USD	1,036,660	—	(16,823)
Total					—	(168,593)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(86)	06/2018	USD	(21,048,500)	18,042	—
Australian 10-Year Bond	(1)	03/2018	AUD	(127,592)	1,779	—
Euro-Bobl	(59)	03/2018	EUR	(7,702,480)	117,956	—
Euro-Bund	(21)	03/2018	EUR	(3,347,702)	85,130	—
Euro-OAT	(26)	03/2018	EUR	(4,013,995)	59,273	—
U.S. Treasury 10-Year Note	(17)	03/2018	USD	(2,081,612)	2,097	—
Total					284,277	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.183%	3-Month USD LIBOR	SemiAnnually,Quarterly	Morgan Stanley	01/15/2020	USD	10,950,000	(26,708)	—	—	—	(26,708)
Fixed rate of 1.513%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Morgan Stanley	06/23/2026	CAD	2,300,000	(155,463)	—	—	—	(155,463)
Fixed rate of 2.156%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	05/22/2027	USD	3,426,000	(166,055)	—	—	—	(166,055)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	10/10/2027	USD	5,500,000	(154,806)	—	—	—	(154,806)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/19/2046	JPY	168,962,883	(293,247)	—	—	—	(293,247)
Total							(796,279)	—	—	—	(796,279)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	2,745,100	17,687	(3,279)	107,403	—	—	(92,995)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	3,050,000	(53,626)	—	—	—	(53,626)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	11,300,000	(56,891)	—	—	—	(56,891)
Markit iTraxx Europe Crossover Index, Series 28	Morgan Stanley	12/20/2022	5.000	Quarterly	EUR	4,000,000	(103,524)	—	—	—	(103,524)
Total							(214,041)	—	—	—	(214,041)

10	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.954	USD	750,000	(110,550)	437	—	(88,966)	—	(21,147)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $16,399,012, which represents 38.32% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Variable rate security.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	1,844,323	7,780,197	(7,840,268)	1,784,252	(126)	61	10,921	1,784,252
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
Columbia Global Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Currency Legend  (continued)
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
12	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,689,123	—	—	1,689,123
Commercial Mortgage-Backed Securities - Agency	—	329,405	—	—	329,405
Commercial Mortgage-Backed Securities - Non-Agency	—	1,422,347	—	—	1,422,347
Corporate Bonds & Notes	—	14,009,334	—	—	14,009,334
Foreign Government Obligations	—	19,287,360	—	—	19,287,360
Residential Mortgage-Backed Securities - Non-Agency	—	491,866	—	—	491,866
Senior Loans	—	66,539	—	—	66,539
Money Market Funds	—	—	—	1,784,252	1,784,252
Total Investments	—	37,295,974	—	1,784,252	39,080,226
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	205,039	—	—	205,039
Futures Contracts	284,277	—	—	—	284,277
Liability
Forward Foreign Currency Exchange Contracts	—	(131,516)	—	—	(131,516)
Futures Contracts	(168,593)	—	—	—	(168,593)
Swap Contracts	—	(1,124,462)	—	—	(1,124,462)
Total	115,684	36,245,035	—	1,784,252	38,144,971
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Bond Fund | Quarterly Report 2018	13

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
3-month USD LIBOR + 0.750% 01/29/2046	2.510%	750,000	723,984
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			723,984

Money Market Funds 101.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	43,972,867	43,972,867
Total Money Market Funds (Cost $43,972,197)		43,972,867
Total Investments (Cost: $44,719,150)		44,696,851
Other Assets & Liabilities, Net		(1,364,540)
Net Assets		43,332,311
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,162,000 CAD	1,752,333 USD	Citi	02/14/2018	—	(5,619)
43,936,000 CHF	46,503,347 USD	Citi	02/14/2018	—	(741,237)
394,099,000 SEK	48,070,820 USD	Citi	02/14/2018	—	(1,978,826)
47,835,813 USD	59,494,000 CAD	Citi	02/14/2018	539,587	—
561,207 USD	529,000 CHF	Citi	02/14/2018	7,629	—
49,115,737 USD	394,099,000 SEK	Citi	02/14/2018	933,908	—
684,000 NZD	507,280 USD	Credit Suisse	02/14/2018	3,278	—
39,284,000 NZD	28,517,748 USD	Credit Suisse	02/14/2018	—	(428,513)
57,037,135 USD	77,960,000 NZD	Credit Suisse	02/14/2018	407,384	—
1,152,221,000 JPY	10,601,753 USD	HSBC	02/14/2018	41,079	—
2,253,021,000 JPY	20,350,626 USD	HSBC	02/14/2018	—	(299,422)
48,096,941 USD	5,426,345,000 JPY	HSBC	02/14/2018	1,638,185	—
23,953,000 AUD	19,183,309 USD	Morgan Stanley	02/14/2018	—	(117,057)
47,460,000 EUR	57,528,439 USD	Morgan Stanley	02/14/2018	—	(1,437,077)
232,771,000 NOK	29,547,573 USD	Morgan Stanley	02/14/2018	—	(657,515)
19,030,419 USD	23,953,000 AUD	Morgan Stanley	02/14/2018	269,946	—
39,813,448 USD	32,440,000 EUR	Morgan Stanley	02/14/2018	490,837	—
28,824,510 USD	232,771,000 NOK	Morgan Stanley	02/14/2018	1,380,578	—
18,771,000 CHF	19,255,665 USD	UBS	02/14/2018	—	(928,878)
34,301,000 GBP	47,576,728 USD	UBS	02/14/2018	—	(1,145,576)
19,481,947 USD	18,771,000 CHF	UBS	02/14/2018	702,596	—
18,874,265 USD	13,387,000 GBP	UBS	02/14/2018	141,085	—
1,586,233 USD	1,115,000 GBP	UBS	02/14/2018	—	(2,449)
Total				6,556,092	(7,742,169)
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	53,613,664	6,562,171	(16,202,968)	43,972,867	(332)	404	149,507	43,972,867
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
2	Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	723,984	—	—	723,984
Money Market Funds	—	—	—	43,972,867	43,972,867
Total Investments	—	723,984	—	43,972,867	44,696,851
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,556,092	—	—	6,556,092
Liability
Forward Foreign Currency Exchange Contracts	—	(7,742,169)	—	—	(7,742,169)
Total	—	(462,093)	—	43,972,867	43,510,774
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018	3

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018